Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)	6.00%
Net impairment losses	€ 2,900,000	€ 1,802,000	€ 1,140,000
Percentage by which headroom is higher than book value	68.00%
Book value of refineries	€ 0
Book value of biorefinery assets	876,000
Chemicals
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	547,000
Gas power generation
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	862,000
CGUs | Oil and gas assets [member] | Congo
Impairment review of tangible and intangible assets and right-of-use assets
Amount by which unit's recoverable amount exceeds its carrying amount	1,077,000
CGUs | Oil and gas assets [member] | Alaska
Impairment review of tangible and intangible assets and right-of-use assets
Amount by which unit's recoverable amount exceeds its carrying amount	803,000
CGUs | Oil and gas assets [member] | Italy
Impairment review of tangible and intangible assets and right-of-use assets
Net impairment losses	213,000
CGUs | Oil and gas assets [member] | Turkmenistan
Impairment review of tangible and intangible assets and right-of-use assets
Net impairment losses	€ 88,000